UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                              A series of Franklin Managed Trust

--------------------------------------------------------------------------------
                      ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                      [LOGO](R)
                                 FRANKLIN TEMPLETON
                                     INVESTMENTS

                       FRANKLIN  o  Templeton  o  Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE(R)

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                   MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to different
                                   investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek to
                                   consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Rising Dividends Fund ............................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   13

Financial Highlights and Statement of Investments .........................   15

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   25

Report of Independent Registered Public Accounting Firm ...................   32

Tax Designation ...........................................................   33

Board Members and Officers ................................................   34

Shareholder Information ...................................................   38

--------------------------------------------------------------------------------



ANNUAL REPORT

FRANKLIN RISING DIVIDENDS FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Rising Dividends Fund - Class A posted a +3.60% cumulative total return. The Fund underperformed its benchmarks, the Standard & Poor's 500 Composite Index (S&P 500), which returned +12.25%, and the Russell Midcap(R) Value Index, which posted a +26.13% total return for the same period.(1) The S&P 500 is replacing the Russell Midcap Value Index as the Fund's benchmark. Since no index reflects the Fund's strategy, comparison with a generally accepted market index such as the S&P 500 seems an appropriate benchmark. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2005, a maturing domestic economic expansion was driven by perceived staying power across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting primarily from personal consumption and greater business investment. Demand for imported goods and materials fueled a widening trade

(1) Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indices are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 9/30/05

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

-----------------------------------------------------
                                           % OF TOTAL
                                           NET ASSETS
-----------------------------------------------------
Finance*                                     35.2%
-----------------------------------------------------
Producer Manufacturing*                      25.9%
-----------------------------------------------------
Health Technology                            11.0%
-----------------------------------------------------
Consumer Non-Durables                         7.6%
-----------------------------------------------------
Process Industries                            6.1%
-----------------------------------------------------
Non-Energy Minerals                           3.4%
-----------------------------------------------------
Retail Trade                                  3.2%
-----------------------------------------------------
Consumer Durables                             2.3%
-----------------------------------------------------
Technology Services                           2.2%
-----------------------------------------------------
Other                                         1.6%
-----------------------------------------------------
Short-Term Investments & Other Net Assets     1.5%
-----------------------------------------------------

gap. The U.S. dollar rallied in 2005 driven largely by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong global demand growth, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended September 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI).(2) With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 1.75% to 3.75%, and said it would respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Compared with the rise in short-term interest rates, long-term interest rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains. The labor market firmed as employment increased and the unemployment rate dropped from 5.4% to 5.1% during the reporting period.(2) Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. However, late in the period consumer sentiment fell amid concerns about rising energy costs.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +7.23%, while the broader S&P 500 and.technology-heavy NASDAQ Composite Index returned +12.25% and +14.9%.(3)

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, requiring consistent and substantial dividend increases, strong balance

* Significant exposure to a single sector may result in the Fund's experiencing greater volatility than a fund with a more broadly diversified portfolio. There are specific risks to investing in the finance industry, which is sensitive to changes in interest rates, subject to extensive government regulation, and recently has undergone rapid change related to consolidations and changes to its regulatory framework.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report
sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the year under review included Roper Industries, Teleflex and Nucor. Roper reported strong growth in sales and earnings as its recently acquired radio frequency technology segment performed well. Roper has increased its dividend 12 consecutive years. Teleflex continued to make progress in implementing its restructuring and divestiture program, which is intended to reduce the company's exposure to underperforming cyclical businesses and consolidate its numerous small manufacturing facilities. Teleflex has 28 years of annual dividend increases. Nucor's stock price reacted positively to industry reports that steel distributors increased orders after inventories hit a 15-month low in August. As a result, sheet steel prices rose in September. Nucor has increased its dividend for the last 32 years.

Fund holdings that negatively impacted our results this year included Family Dollar Stores, Fannie Mae and Pfizer. Family Dollar's relatively weak comparable store sales during its fiscal year (ended in August) caused company earnings to fall below expectations. Many of Family Dollar's customers were hurt by high gasoline prices that likely reduced discretionary spending. Despite its recent slowdown, Family Dollar has increased its dividend for 29 years. The stock of Fannie Mae, a public home mortgage funding company operating under federal charter, steadily declined over the year as concerns grew that the government might enact legislation related to its regulation that would reduce its overall value. Later in the reporting period, Fannie Mae reported that it would not complete the restatement of its financials until the second half of 2006, disappointing many investors. Pfizer has been under pressure for a variety of reasons, including approaching patent expirations, legal challenges to its patents by generic competitors, and product safety concerns. Pfizer has 38 consecutive years of annual dividend increases.

The Fund initiated a significant new position in McCormick & Co. McCormick makes and distributes spices, seasonings and flavors to the food industry, including retail outlets, restaurants and food processors. McCormick has increased its dividend for 18 years. Existing Fund positions that were significantly increased include Freddie Mac, American International Group, United Technologies and Dover.

TOP 10 EQUITY HOLDINGS
9/30/05

---------------------------------------------------------
COMPANY                                        % OF TOTAL
SECTOR/INDUSTRY                                NET ASSETS
---------------------------------------------------------
Roper Industries Inc.                             4.9%
   PRODUCER MANUFACTURING
---------------------------------------------------------
American International Group Inc.                 4.8%
   FINANCE
---------------------------------------------------------
Praxair Inc.                                      4.4%
   PROCESS INDUSTRIES
---------------------------------------------------------
General Electric Co.                              4.2%
   PRODUCER MANUFACTURING
---------------------------------------------------------
Carlisle Cos. Inc.                                4.1%
   PRODUCER MANUFACTURING
---------------------------------------------------------
United Technologies Corp.                         3.9%
   PRODUCER MANUFACTURING
---------------------------------------------------------
Old Republic International Corp.                  3.8%
   FINANCE
---------------------------------------------------------
Pfizer Inc.                                       3.6%
   HEALTH TECHNOLOGY
---------------------------------------------------------
State Street Corp.                                3.6%
   FINANCE
---------------------------------------------------------
Procter & Gamble Co.                              3.6%
   CONSUMER NON-DURABLES
---------------------------------------------------------


                                                               Annual Report | 5

During the period, the Fund sold its position in Myers Industries. Myers, whose business segments provide a variety of industrial and consumer products ranging from tire supplies to storage containers, has faced particularly intense raw material cost pressures in the past couple of years. We also sold Wilmington Trust during the period, largely because its earnings growth and, as a result, its dividend growth have been inconsistent in recent years. The Fund's remaining position in Altria Group was also sold on strength as investors' diminished perception of its litigation risk caused its stock price to rise. The Fund also completed its sale of Circor International, a designer, manufacturer and supplier of industrial fluid control devices, which had not increased its dividend since it was spun off from another company in 2000.

Our 10 largest positions on September 30, 2005, represented 40.9% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 25 years in a row and by 296% in the past 10 years. Their most recent year-over-year dividend increases averaged 24% with a yield of 1.8% and a dividend payout ratio of 29%, based on estimates of calendar year 2005 operating earnings. The average price/earnings ratio was 16.9 times 2005 estimates versus
16.7 for that of the unmanaged S&P 500 on September 30, 2005.


6 | Annual Report

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/s/ Donald G. Taylor

Donald G. Taylor
Senior Portfolio Manager

William J. Lippman
Bruce Baughman
Margaret McGee

Portfolio Management Team
Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

PERFORMANCE SUMMARY AS OF 9/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRDPX)                          CHANGE      9/30/05     9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.56      $ 31.14     $ 30.58
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.3035
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2368
--------------------------------------------------------------------------------
   TOTAL                             $0.5403
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FRDBX)                          CHANGE      9/30/05     9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.49      $ 30.74     $ 30.25
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1549
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2368
--------------------------------------------------------------------------------
   TOTAL                             $0.3917
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRDTX)                          CHANGE      9/30/05     9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.48      $ 30.69     $ 30.21
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.1536
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2368
--------------------------------------------------------------------------------
   TOTAL                             $0.3904
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FRDRX)                          CHANGE      9/30/05     9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.51      $ 31.02     $ 30.51
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.2939
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2368
--------------------------------------------------------------------------------
   TOTAL                             $0.5307
--------------------------------------------------------------------------------

Franklin Rising Dividends Fund paid distributions derived from long-term capital gains of 23.68 cents ($0.2368) per share in December 2004. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).


8 | Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------
CLASS A                                        1-YEAR       5-YEAR        10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +3.60%      +67.42%       +188.22%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)                  -2.37%       +9.55%        +10.51%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                $ 9,763      $15,780        $27,158
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CLASS B                                        1-YEAR       5-YEAR    INCEPTION (1/1/99)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +2.89%      +62.81%        +51.04%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)                  -1.11%       +9.97%         +6.30%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                $ 9,889      $16,081        $15,104
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CLASS C                                        1-YEAR       5-YEAR        10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +2.89%      +62.69%       +172.73%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +1.89%      +10.22%        +10.55%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                $10,189      $16,269        $27,273
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CLASS R                                        1-YEAR       3-YEAR    INCEPTION (1/1/02)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +3.45%      +40.00%        +30.06%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +2.45%      +11.87%         +7.28%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                $10,245      $14,000        $13,006
----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/05
-----------------------------------
1-Year                       -2.37%
-----------------------------------
5-Year                       +9.55%
-----------------------------------
10-Year                     +10.51%
-----------------------------------

CLASS A (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FRANKLIN RISING DIVIDENDS   RUSSELL MIDCAP               S&P 500
   DATE            FUND - CLASS A        VALUE INDEX(4)   CPI(4)      INDEX(4)
---------------------------------------------------------------------------------
 10/1/1995              9423                  10000       10000        10000
10/31/1995              9336                   9805       10033         9964
11/30/1995              9815                  10341       10026        10401
12/31/1995             10006                  10454       10020        10602
 1/31/1996             10209                  10709       10078        10962
 2/29/1996             10335                  10810       10111        11064
 3/31/1996             10313                  11039       10163        11170
 4/30/1996             10274                  11132       10202        11335
 5/31/1996             10566                  11239       10222        11627
 6/30/1996             10671                  11251       10228        11671
 7/31/1996             10328                  10715       10248        11156
 8/31/1996             10566                  11165       10268        11391
 9/30/1996             11103                  11575       10300        12032
10/31/1996             11441                  11879       10333        12364
11/30/1996             12234                  12625       10352        13297
12/31/1996             12349                  12572       10352        13034
 1/31/1997             12591                  12967       10385        13848
 2/28/1997             12934                  13187       10418        13957
 3/31/1997             12531                  12786       10444        13384
 4/30/1997             12845                  13109       10457        14183
 5/31/1997             13822                  13882       10450        15045
 6/30/1997             14313                  14397       10463        15719
 7/31/1997             15535                  15466       10477        16969
 8/31/1997             15215                  15285       10496        16019
 9/30/1997             16000                  16233       10522        16896
10/31/1997             15608                  15740       10548        16332
11/30/1997             15982                  16271       10542        17088
12/31/1997             16344                  16893       10529        17381
 1/31/1998             16270                  16565       10548        17573
 2/28/1998             17564                  17672       10568        18840
 3/31/1998             18047                  18582       10587        19804
 4/30/1998             17973                  18478       10607        20003
 5/31/1998             17285                  18047       10627        19660
 6/30/1998             17056                  18104       10640        20458
 7/31/1998             16476                  17186       10653        20240
 8/31/1998             13859                  14769       10666        17317
 9/30/1998             14552                  15631       10679        18426
10/31/1998             16093                  16644       10705        19924
11/30/1998             16674                  17228       10705        21131
12/31/1998             17329                  17752       10698        22348
 1/31/1999             16416                  17338       10725        23282
 2/28/1999             15835                  16957       10738        22558
 3/31/1999             15734                  17199       10770        23461
 4/30/1999             16952                  18828       10849        24369
 5/31/1999             17129                  18907       10849        23795
 6/30/1999             17749                  19122       10849        25114
 7/31/1999             17461                  18644       10881        24331
 8/31/1999             16729                  17999       10907        24211
 9/30/1999             15758                  17088       10960        23548
10/31/1999             15898                  17593       10979        25037
11/30/1999             15706                  17270       10986        25546
12/31/1999             15547                  17732       10986        27050
 1/31/2000             14806                  16672       11018        25691
 2/29/2000             14758                  15975       11084        25205
 3/31/2000             16019                  17911       11175        27669
 4/30/2000             15946                  17983       11181        26837
 5/31/2000             16212                  18292       11195        26288
 6/30/2000             15327                  17610       11253        26936
 7/31/2000             15182                  18022       11279        26515
 8/31/2000             16063                  19127       11279        28161
 9/30/2000             16222                  19310       11338        26675
10/31/2000             16619                  19677       11358        26562
11/30/2000             16886                  19420       11364        24469
12/31/2000             18498                  21133       11358        24589
 1/31/2001             18815                  21057       11430        25461
 2/28/2001             18718                  20968       11475        23141
 3/31/2001             18375                  20387       11501        21676
 4/30/2001             19303                  21508       11547        23359
 5/31/2001             19987                  22118       11599        23516
 6/30/2001             20036                  21824       11619        22944
 7/31/2001             20452                  21736       11586        22718
 8/31/2001             20330                  21339       11586        21297
 9/30/2001             18558                  19303       11638        19577
10/31/2001             18844                  19406       11599        19951
11/30/2001             20151                  20764       11580        21481
12/31/2001             20923                  21625       11534        21669
 1/31/2002             21404                  21843       11560        21353
 2/28/2002             21944                  22198       11606        20941
 3/31/2002             23046                  23333       11671        21729
 4/30/2002             23333                  23317       11736        20412
 5/31/2002             23189                  23282       11736        20262
 6/30/2002             22365                  22243       11743        18819
 7/31/2002             20937                  20065       11756        17353
 8/31/2002             21241                  20299       11795        17466
 9/30/2002             19350                  18249       11815        15570
10/31/2002             20272                  18829       11834        16939
11/30/2002             20924                  20015       11834        17935
12/31/2002             20554                  19539       11808        16882
 1/31/2003             19762                  18998       11860        16441
 2/28/2003             19387                  18683       11952        16193
 3/31/2003             19379                  18747       12023        16349
 4/30/2003             21005                  20172       11997        17696
 5/31/2003             22001                  21948       11978        18628
 6/30/2003             22044                  22101       11991        18866
 7/31/2003             22852                  22788       12004        19199
 8/31/2003             23150                  23597       12050        19572
 9/30/2003             23023                  23414       12089        19365
10/31/2003             24623                  25133       12076        20460
11/30/2003             24743                  25861       12043        20640
12/31/2003             25426                  26977       12030        21721
 1/31/2004             25717                  27689       12089        22120
 2/29/2004             26171                  28374       12154        22427
 3/31/2004             25957                  28420       12232        22089
 4/30/2004             25494                  27217       12272        21743
 5/31/2004             25923                  27915       12343        22041
 6/30/2004             26497                  28911       12383        22469
 7/31/2004             25863                  28128       12363        21726
 8/31/2004             26206                  28581       12369        21813
 9/30/2004             26214                  29413       12396        22049
10/31/2004             26077                  30094       12461        22386
11/30/2004             27192                  32127       12467        23291
12/31/2004             28039                  33372       12422        24083
 1/31/2005             27403                  32595       12448        23496
 2/28/2005             27812                  33733       12520        23991
 3/31/2005             27333                  33631       12617        23566
 4/30/2005             26836                  32744       12702        23120
 5/31/2005             27429                  34098       12689        23855
 6/30/2005             27246                  35213       12696        23889
 7/31/2005             28100                  36890       12755        24777
 8/31/2005             27263                  36602       12820        24551
 9/30/2005             27158                  37098       12977        24750

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/05
-----------------------------------
1-Year                       -1.11%
-----------------------------------
5-Year                       +9.97%
-----------------------------------
Since Inception (1/1/99)     +6.30%
-----------------------------------

CLASS B (1/1/99-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FRANKLIN RISING DIVIDENDS   RUSSELL MIDCAP              S&P 500
   DATE            FUND - CLASS B        VALUE INDEX(4)  CPI(4)      INDEX(4)
-----------------------------------------------------------------------------
  1/1/1999             10000                  10000       10000       10000
 1/31/1999              9473                   9767       10024       10418
 2/28/1999              9133                   9552       10037       10094
 3/31/1999              9075                   9689       10067       10498
 4/30/1999              9774                  10606       10140       10905
 5/31/1999              9867                  10651       10140       10647
 6/30/1999             10222                  10772       10140       11238
 7/31/1999             10051                  10502       10171       10887
 8/31/1999              9625                  10139       10195       10834
 9/30/1999              9063                   9626       10244       10537
10/31/1999              9140                   9910       10262       11203
11/30/1999              9024                   9728       10268       11431
12/31/1999              8930                   9989       10268       12104
 1/31/2000              8498                   9392       10299       11496
 2/29/2000              8471                   8999       10360       11279
 3/31/2000              9194                  10090       10445       12381
 4/30/2000              9147                  10130       10451       12009
 5/31/2000              9291                  10304       10464       11763
 6/30/2000              8780                   9920       10519       12053
 7/31/2000              8692                  10152       10543       11865
 8/31/2000              9194                  10774       10543       12601
 9/30/2000              9278                  10878       10598       11936
10/31/2000              9506                  11084       10616       11886
11/30/2000              9650                  10940       10622       10949
12/31/2000             10570                  11905       10616       11003
 1/31/2001             10747                  11862       10683       11393
 2/28/2001             10682                  11811       10726       10355
 3/31/2001             10481                  11484       10750        9699
 4/30/2001             11008                  12116       10793       10453
 5/31/2001             11390                  12460       10842       10523
 6/30/2001             11416                  12294       10860       10267
 7/31/2001             11644                  12244       10830       10166
 8/31/2001             11574                  12021       10830        9530
 9/30/2001             10556                  10874       10879        8760
10/31/2001             10720                  10932       10842        8927
11/30/2001             11452                  11697       10824        9612
12/31/2001             11894                  12182       10781        9696
 1/31/2002             12159                  12305       10805        9555
 2/28/2002             12457                  12505       10848        9371
 3/31/2002             13083                  13144       10909        9723
 4/30/2002             13237                  13135       10970        9134
 5/31/2002             13146                  13115       10970        9067
 6/30/2002             12679                  12530       10976        8421
 7/31/2002             11860                  11303       10988        7765
 8/31/2002             12029                  11435       11025        7816
 9/30/2002             10955                  10280       11043        6967
10/31/2002             11470                  10607       11062        7580
11/30/2002             11836                  11275       11062        8025
12/31/2002             11619                  11007       11037        7554
 1/31/2003             11174                  10702       11086        7357
 2/28/2003             10952                  10524       11171        7246
 3/31/2003             10947                  10560       11239        7316
 4/30/2003             11861                  11363       11214        7919
 5/31/2003             12412                  12364       11196        8335
 6/30/2003             12431                  12450       11208        8442
 7/31/2003             12881                  12837       11220        8591
 8/31/2003             13045                  13293       11263        8758
 9/30/2003             12963                  13189       11300        8665
10/31/2003             13858                  14158       11287        9155
11/30/2003             13920                  14568       11257        9236
12/31/2003             14298                  15197       11245        9720
 1/31/2004             14458                  15598       11300        9898
 2/29/2004             14706                  15983       11361       10036
 3/31/2004             14580                  16009       11434        9884
 4/30/2004             14313                  15332       11470        9729
 5/31/2004             14546                  15725       11538        9863
 6/30/2004             14861                  16286       11574       10054
 7/31/2004             14502                  15845       11556        9722
 8/31/2004             14687                  16100       11562        9761
 9/30/2004             14682                  16569       11586        9866
10/31/2004             14604                  16952       11647       10017
11/30/2004             15220                  18098       11653       10422
12/31/2004             15685                  18799       11611       10777
 1/31/2005             15322                  18361       11635       10514
 2/28/2005             15543                  19002       11702       10735
 3/31/2005             15268                  18945       11794       10545
 4/30/2005             14978                  18445       11873       10345
 5/31/2005             15302                  19208       11861       10674
 6/30/2005             15184                  19836       11867       10690
 7/31/2005             15656                  20781       11922       11087
 8/31/2005             15179                  20618       11983       10986
 9/30/2005             15104                  20898       12129       11075


10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
Class C                     9/30/05
-----------------------------------
1-Year                       +1.89%
-----------------------------------
5-Year                      +10.22%
-----------------------------------
10-Year                     +10.55%
-----------------------------------

CLASS C (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FRANKLIN RISING DIVIDENDS   RUSSELL MIDCAP              S&P 500
    DATE           FUND - CLASS C        VALUE INDEX(4)   CPI(4)     INDEX(4)
-----------------------------------------------------------------------------
 10/1/1995             10000                  10000       10000       10000
10/31/1995              9902                   9805       10033        9964
11/30/1995             10405                  10341       10026       10401
12/31/1995             10602                  10454       10020       10602
 1/31/1996             10812                  10709       10078       10962
 2/29/1996             10940                  10810       10111       11064
 3/31/1996             10909                  11039       10163       11170
 4/30/1996             10856                  11132       10202       11335
 5/31/1996             11165                  11239       10222       11627
 6/30/1996             11273                  11251       10228       11671
 7/31/1996             10905                  10715       10248       11156
 8/31/1996             11156                  11165       10268       11391
 9/30/1996             11716                  11575       10300       12032
10/31/1996             12068                  11879       10333       12364
11/30/1996             12894                  12625       10352       13297
12/31/1996             13011                  12572       10352       13034
 1/31/1997             13267                  12967       10385       13848
 2/28/1997             13616                  13187       10418       13957
 3/31/1997             13192                  12786       10444       13384
 4/30/1997             13511                  13109       10457       14183
 5/31/1997             14536                  13882       10450       15045
 6/30/1997             15050                  14397       10463       15719
 7/31/1997             16319                  15466       10477       16969
 8/31/1997             15982                  15285       10496       16019
 9/30/1997             16797                  16233       10522       16896
10/31/1997             16378                  15740       10548       16332
11/30/1997             16759                  16271       10542       17088
12/31/1997             17139                  16893       10529       17381
 1/31/1998             17054                  16565       10548       17573
 2/28/1998             18400                  17672       10568       18840
 3/31/1998             18904                  18582       10587       19804
 4/30/1998             18819                  18478       10607       20003
 5/31/1998             18088                  18047       10627       19660
 6/30/1998             17840                  18104       10640       20458
 7/31/1998             17224                  17186       10653       20240
 8/31/1998             14481                  14769       10666       17317
 9/30/1998             15205                  15631       10679       18426
10/31/1998             16800                  16644       10705       19924
11/30/1998             17402                  17228       10705       21131
12/31/1998             18075                  17752       10698       22348
 1/31/1999             17118                  17338       10725       23282
 2/28/1999             16509                  16957       10738       22558
 3/31/1999             16395                  17199       10770       23461
 4/30/1999             17654                  18828       10849       24369
 5/31/1999             17824                  18907       10849       23795
 6/30/1999             18463                  19122       10849       25114
 7/31/1999             18154                  18644       10881       24331
 8/31/1999             17389                  17999       10907       24211
 9/30/1999             16374                  17088       10960       23548
10/31/1999             16505                  17593       10979       25037
11/30/1999             16297                  17270       10986       25546
12/31/1999             16128                  17732       10986       27050
 1/31/2000             15347                  16672       11018       25691
 2/29/2000             15305                  15975       11084       25205
 3/31/2000             16608                  17911       11175       27669
 4/30/2000             16532                  17983       11181       26837
 5/31/2000             16793                  18292       11195       26288
 6/30/2000             15868                  17610       11253       26936
 7/31/2000             15708                  18022       11279       26515
 8/31/2000             16616                  19127       11279       28161
 9/30/2000             16764                  19310       11338       26675
10/31/2000             17168                  19677       11358       26562
11/30/2000             17429                  19420       11364       24469
12/31/2000             19092                  21133       11358       24589
 1/31/2001             19412                  21057       11430       25461
 2/28/2001             19294                  20968       11475       23141
 3/31/2001             18940                  20387       11501       21676
 4/30/2001             19884                  21508       11547       23359
 5/31/2001             20575                  22118       11599       23516
 6/30/2001             20617                  21824       11619       22944
 7/31/2001             21038                  21736       11586       22718
 8/31/2001             20903                  21339       11586       21297
 9/30/2001             19074                  19303       11638       19577
10/31/2001             19361                  19406       11599       19951
11/30/2001             20686                  20764       11580       21481
12/31/2001             21472                  21625       11534       21669
 1/31/2002             21951                  21843       11560       21353
 2/28/2002             22499                  22198       11606       20941
 3/31/2002             23623                  23333       11671       21729
 4/30/2002             23910                  23317       11736       20412
 5/31/2002             23744                  23282       11736       20262
 6/30/2002             22900                  22243       11743       18819
 7/31/2002             21428                  20065       11756       17353
 8/31/2002             21733                  20299       11795       17466
 9/30/2002             19783                  18249       11815       15570
10/31/2002             20714                  18829       11834       16939
11/30/2002             21385                  20015       11834       17935
12/31/2002             20991                  19539       11808       16882
 1/31/2003             20178                  18998       11860       16441
 2/28/2003             19784                  18683       11952       16193
 3/31/2003             19758                  18747       12023       16349
 4/30/2003             21410                  20172       11997       17696
 5/31/2003             22407                  21948       11978       18628
 6/30/2003             22442                  22101       11991       18866
 7/31/2003             23255                  22788       12004       19199
 8/31/2003             23544                  23597       12050       19572
 9/30/2003             23404                  23414       12089       19365
10/31/2003             25021                  25133       12076       20460
11/30/2003             25135                  25861       12043       20640
12/31/2003             25814                  26977       12030       21721
 1/31/2004             26095                  27689       12089       22120
 2/29/2004             26543                  28374       12154       22427
 3/31/2004             26323                  28420       12232       22089
 4/30/2004             25841                  27217       12272       21743
 5/31/2004             26262                  27915       12343       22041
 6/30/2004             26824                  28911       12383       22469
 7/31/2004             26183                  28128       12363       21726
 8/31/2004             26508                  28581       12369       21813
 9/30/2004             26508                  29413       12396       22049
10/31/2004             26359                  30094       12461       22386
11/30/2004             27473                  32127       12467       23291
12/31/2004             28312                  33372       12422       24083
 1/31/2005             27655                  32595       12448       23496
 2/28/2005             28054                  33733       12520       23991
 3/31/2005             27557                  33631       12617       23566
 4/30/2005             27033                  32744       12702       23120
 5/31/2005             27619                  34098       12689       23855
 6/30/2005             27415                  35213       12696       23889
 7/31/2005             28259                  36890       12755       24777
 8/31/2005             27397                  36602       12820       24551
 9/30/2005             27273                  37098       12977       24750

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/05
-----------------------------------
1-Year                      +2.45%
-----------------------------------
3-Year                     +11.87%
-----------------------------------
Since Inception (1/1/02)    +7.28%
-----------------------------------

CLASS R (1/1/02-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FRANKLIN RISING
                DIVIDENDS      RUSSELL MIDCAP              S&P 500
  DATE       FUND - CLASS R    VALUE INDEX(4)   CPI(4)     INDEX(4)
-------------------------------------------------------------------
  1/1/2002        10000             10000       10000       10000
 1/31/2002        10276             10101       10023        9854
 2/28/2002        10535             10265       10062        9664
 3/31/2002        11065             10790       10119       10028
 4/30/2002        11202             10783       10175        9420
 5/31/2002        11133             10766       10175        9351
 6/30/2002        10738             10286       10181        8685
 7/31/2002        10052              9279       10192        8008
 8/31/2002        10198              9387       10226        8061
 9/30/2002         9291              8439       10243        7185
10/31/2002         9734              8707       10260        7817
11/30/2002        10047              9255       10260        8277
12/31/2002         9867              9036       10238        7791
 1/31/2003         9490              8785       10283        7587
 2/28/2003         9307              8640       10362        7473
 3/31/2003         9303              8669       10424        7545
 4/30/2003        10084              9328       10402        8167
 5/31/2003        10559             10149       10385        8596
 6/30/2003        10580             10220       10396        8706
 7/31/2003        10965             10538       10407        8860
 8/31/2003        11109             10912       10447        9032
 9/30/2003        11046             10827       10481        8937
10/31/2003        11817             11622       10470        9442
11/30/2003        11874             11959       10441        9525
12/31/2003        12198             12475       10430       10024
 1/31/2004        12338             12804       10481       10208
 2/29/2004        12556             13121       10538       10350
 3/31/2004        12454             13142       10606       10194
 4/30/2004        12231             12586       10640       10034
 5/31/2004        12437             12909       10702       10171
 6/30/2004        12709             13369       10736       10369
 7/31/2004        12409             13007       10719       10026
 8/31/2004        12573             13217       10724       10066
 9/30/2004        12573             13601       10747       10175
10/31/2004        12511             13916       10804       10331
11/30/2004        13047             14856       10809       10749
12/31/2004        13450             15432       10770       11114
 1/31/2005        13145             15073       10792       10843
 2/28/2005        13338             15599       10855       11071
 3/31/2005        13107             15552       10939       10876
 4/30/2005        12864             15142       11013       10669
 5/31/2005        13149             15768       11002       11009
 6/30/2005        13052             16283       11007       11024
 7/31/2005        13463             17059       11058       11434
 8/31/2005        13060             16926       11115       11330
 9/30/2005        13006             17155       11251       11422


                                                              Annual Report | 11

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap companies with lower price-to-book ratios and lower forecaster growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance.


12 | Annual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 3/31/05      VALUE 9/30/05    PERIOD* 3/31/05-9/30/05
----------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   993.60               $ 5.05
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,020.00               $ 5.11
----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   989.40               $ 8.88
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,016.14               $ 9.00
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   989.70               $ 8.83
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,016.19               $ 8.95
----------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   992.30               $ 6.39
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,018.65               $ 6.48
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.01%; B: 1.78%; C: 1.77%; and R: 1.28%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


14 | Annual Report

FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                      -------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS A                                                      2005           2004         2003          2002         2001
                                                      -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $     30.58    $     27.03    $   22.87     $   22.71    $   20.02
                                                      -------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .......................          0.29           0.35         0.16          0.13         0.18

   Net realized and unrealized gains (losses) .....          0.81           3.40         4.16          0.87         2.70
                                                      -------------------------------------------------------------------
Total from investment operations ..................          1.10           3.75         4.32          1.00         2.88
                                                      -------------------------------------------------------------------
Less distributions from:

   Net investment income ..........................         (0.30)         (0.16)       (0.07)        (0.11)       (0.19)

   Net realized gains .............................         (0.24)         (0.04)       (0.09)        (0.73)          --
                                                      -------------------------------------------------------------------
Total distributions ...............................         (0.54)         (0.20)       (0.16)        (0.84)       (0.19)
                                                      -------------------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)        --            --           --
                                                      -------------------------------------------------------------------
Net asset value, end of year ......................   $     31.14    $     30.58    $   27.03     $   22.87    $   22.71
                                                      ===================================================================

Total return(b) ...................................          3.60%         13.86%       18.98%         4.27%       14.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $ 1,480,742    $ 1,285,585    $ 832,195     $ 502,150    $ 297,316

Ratios to average net assets:

   Expenses .......................................          1.09%          1.25%        1.37%         1.36%        1.45%

   Net investment income ..........................          0.92%          1.17%        0.62%         0.51%        0.78%

Portfolio turnover rate ...........................          3.58%          3.42%        4.23%         5.67%       18.72%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 15

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                      -------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS B                                                      2005           2004         2003          2002         2001
                                                      -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $     30.25    $     26.81    $   22.75     $   22.62    $   19.96
                                                      -------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .......................          0.07           0.19         0.02            --         0.06

   Net realized and unrealized gains (losses) .....          0.81           3.36         4.14          0.88         2.69
                                                      -------------------------------------------------------------------
Total from investment operations ..................          0.88           3.55         4.16          0.88         2.75
                                                      -------------------------------------------------------------------
Less distributions from:

   Net investment income ..........................         (0.15)         (0.07)       (0.01)        (0.02)       (0.09)

   Net realized gains .............................         (0.24)         (0.04)       (0.09)        (0.73)          --
                                                      -------------------------------------------------------------------
Total distributions ...............................         (0.39)         (0.11)       (0.10)        (0.75)       (0.09)
                                                      -------------------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)        --            --           --
                                                      -------------------------------------------------------------------
Net asset value, end of year ......................   $     30.74    $     30.25    $   26.81     $   22.75    $   22.62
                                                      ===================================================================

Total return(b) ...................................          2.89%         13.26%       18.33%         3.78%       13.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $   291,714    $   292,322    $ 176,837     $  45,522    $   4,934

Ratios to average net assets:

   Expenses .......................................          1.78%          1.79%        1.92%         1.93%        2.00%

   Net investment income (loss) ...................          0.23%          0.63%        0.07%        (0.06)%       0.24%

Portfolio turnover rate ...........................          3.58%          3.42%        4.23%         5.67%       18.72%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


16 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                      -------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS C                                                      2005           2004         2003          2002         2001
                                                      -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $     30.21    $     26.77    $   22.72     $   22.60    $   19.92
                                                      -------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .......................          0.07           0.19         0.02          0.01         0.05

   Net realized and unrealized gains (losses) .....          0.80           3.36         4.13          0.86         2.70
                                                      -------------------------------------------------------------------
Total from investment operations ..................          0.87           3.55         4.15          0.87         2.75
                                                      -------------------------------------------------------------------
Less distributions from:

   Net investment income ..........................         (0.15)         (0.07)       (0.01)        (0.02)       (0.07)

   Net realized gains .............................         (0.24)         (0.04)       (0.09)        (0.73)          --
                                                      -------------------------------------------------------------------
Total distributions ...............................         (0.39)         (0.11)       (0.10)        (0.75)       (0.07)
                                                      -------------------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)        --            --           --
                                                      -------------------------------------------------------------------
Net asset value, end of year ......................   $     30.69    $     30.21    $   26.77     $   22.72   $    22.60
                                                      ===================================================================

Total return(b) ...................................          2.89%         13.26%       18.30%         3.72%       13.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $   523,687    $   475,176    $ 289,700     $  94,734    $  32,074

Ratios to average net assets:

   Expenses .......................................          1.77%          1.79%        1.93%         1.85%        1.99%

   Net investment income ..........................          0.24%          0.63%        0.06%         0.02%        0.23%

Portfolio turnover rate ...........................          3.58%          3.42%        4.23%         5.67%       18.72%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 17

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                      ---------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
CLASS R                                                      2005           2004         2003          2002(d)
                                                      ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $     30.51    $     26.97    $   22.84     $   24.67
                                                      ---------------------------------------------------------
Income from investment operations:

   Net investment income(a) .......................          0.23           0.35         0.14          0.11

   Net realized and unrealized gains (losses) .....          0.81           3.39         4.15         (1.85)
                                                      ---------------------------------------------------------
Total from investment operations ..................          1.04           3.74         4.29         (1.74)
                                                      ---------------------------------------------------------
Less distributions from:

   Net investment income ..........................         (0.29)         (0.16)       (0.07)        (0.09)

   Net realized gains .............................         (0.24)         (0.04)       (0.09)           --
                                                      ---------------------------------------------------------
Total distributions ...............................         (0.53)         (0.20)       (0.16)        (0.09)
                                                      ---------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)        --            --
                                                      ---------------------------------------------------------
Net asset value, end of year ......................   $     31.02    $     30.51    $   26.97     $   22.84
                                                      =========================================================

Total return(b) ...................................          3.45%         13.82%       18.91%        (7.10)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $    44,448    $    36,510    $  19,464     $   1,774

Ratios to average net assets:

   Expenses .......................................          1.28%          1.29%        1.43%         1.41%(e)

   Net investment income ..........................          0.73%          1.13%        0.56%         0.46%(e)

Portfolio turnover rate ...........................          3.58%          3.42%        4.23%         5.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d) For the period January 2, 2002 (commencement of operations) to September 30, 2002.

(e)   Annualized.


18 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                           SHARES          VALUE
-------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.5%
    COMMERCIAL SERVICES 0.7%
    ABM Industries Inc. ...............................................      825,800    $    17,184,898
                                                                                        ---------------
    CONSUMER DURABLES 2.3%
    Leggett & Platt Inc. ..............................................    2,080,000         42,016,000
    Russ Berrie & Co. Inc. ............................................      814,500         11,500,740
                                                                                        ---------------
                                                                                             53,516,740
                                                                                        ---------------
    CONSUMER NON-DURABLES 7.6%
    Alberto-Culver Co. ................................................    1,404,050         62,831,238
    Lancaster Colony Corp. ............................................      184,156          7,918,708
    McCormick & Co. Inc. ..............................................      650,400         21,222,552
    Procter & Gamble Co. ..............................................    1,398,400         83,148,864
    Superior Uniform Group Inc. .......................................      224,200          2,892,180
                                                                                        ---------------
                                                                                            178,013,542
                                                                                        ---------------
    ELECTRONIC TECHNOLOGY 0.9%
    Cohu Inc. .........................................................      134,200          3,173,830
    Diebold Inc. ......................................................      548,800         18,911,648
                                                                                        ---------------
                                                                                             22,085,478
                                                                                        ---------------
    FINANCE 35.2%
    AFLAC Inc. ........................................................    1,541,600         69,834,480
    American International Group Inc. .................................    1,813,777        112,381,623
    Arthur J. Gallagher & Co. .........................................      987,000         28,435,470
    Erie Indemnity Co., A .............................................      637,000         33,601,750
    Fannie Mae ........................................................    1,161,000         52,036,020
    Freddie Mac .......................................................    1,286,900         72,658,374
    Mercantile Bankshares Corp. .......................................      576,950         31,086,066
    Mercury General Corp. .............................................      395,100         23,702,049
    Old Republic International Corp. ..................................    3,297,800         87,952,326
    Peoples Bancorp Inc. ..............................................      262,768          7,260,280
    RLI Corp. .........................................................      551,524         25,513,500
    State Street Corp. ................................................    1,706,200         83,467,304
    SunTrust Banks Inc. ...............................................      878,105         60,984,393
    TrustCo Bank Corp. NY .............................................      678,121          8,496,856
    U.S. Bancorp ......................................................    2,334,903         65,564,076
    Washington Mutual Inc. ............................................    1,520,050         59,616,361
                                                                                        ---------------
                                                                                            822,590,928
                                                                                        ---------------
    HEALTH TECHNOLOGY 11.0%
    Becton Dickinson & Co. ............................................      754,800         39,574,164
    Hillenbrand Industries Inc. .......................................    1,703,500         80,149,675
    Pfizer Inc. .......................................................    3,352,600         83,714,422
(a) West Pharmaceutical Services Inc. .................................    1,809,600         53,690,832
                                                                                        ---------------
                                                                                            257,129,093
                                                                                        ---------------


                                                              Annual Report | 19

FRANKLIN MANAGED TRUST

-------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                           SHARES          VALUE
-------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    NON-ENERGY MINERALS 3.4%
    Nucor Corp. .......................................................    1,338,200    $    78,940,418
                                                                                        ---------------
    PROCESS INDUSTRIES 6.1%
    Bemis Co. Inc. ....................................................      863,600         21,330,920
    Donaldson Co. Inc. ................................................      611,200         18,659,936
    Praxair Inc. ......................................................    2,153,400        103,212,462
                                                                                        ---------------
                                                                                            143,203,318
                                                                                        ---------------
    PRODUCER MANUFACTURING 25.9%
    Baldor Electric Co. ...............................................      144,666          3,667,283
    Brady Corp., A ....................................................      600,200         18,570,188
    Carlisle Cos. Inc. ................................................    1,523,600         96,855,252
    Dover Corp. .......................................................    1,362,400         55,572,296
    General Electric Co. ..............................................    2,896,900         97,538,623
    Graco Inc. ........................................................      941,137         32,262,176
    Kaydon Corp. ......................................................      293,800          8,346,858
    Nordson Corp. .....................................................      141,800          5,392,654
    Roper Industries Inc. .............................................    2,942,600        115,614,754
    Superior Industries International Inc. ............................      874,500         18,819,240
    Teleflex Inc. .....................................................      898,800         63,365,400
    United Technologies Corp. .........................................    1,755,400         90,999,936
                                                                                        ---------------
                                                                                            607,004,660
                                                                                        ---------------
    RETAIL TRADE 3.2%
    Family Dollar Stores Inc. .........................................    3,734,000         74,194,580
                                                                                        ---------------
    TECHNOLOGY SERVICES 2.2%
    Reynolds & Reynolds Co., A ........................................    1,859,000         50,955,190
                                                                                        ---------------
    TOTAL COMMON STOCKS (COST $1,918,603,417) .........................                   2,304,818,845
                                                                                        ---------------
    SHORT TERM INVESTMENTS (COST $39,973,542) 1.7%
    MONEY FUND 1.7%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio .....   39,973,542         39,973,542
                                                                                        ---------------
    TOTAL INVESTMENTS (COST $1,958,576,959) 100.2% ....................                   2,344,792,387
    OTHER ASSETS, LESS LIABILITIES (0.2)% .............................                      (4,201,290)
                                                                                        ---------------
    NET ASSETS 100.0% .................................................                 $ 2,340,591,097
                                                                                        ===============

(a)   See Note 7 regarding holdings of 5% voting securities.

(b) See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


20 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005

                                                                                        ---------------
                                                                                        FRANKLIN RISING
                                                                                         DIVIDENDS FUND
                                                                                        ---------------
Assets:
   Investments in securities:
      Cost -  Unaffiliated issuers .................................................    $ 1,893,878,118
      Cost - Non-controlled affiliated issuers (Note 7) ............................         24,725,299
      Cost - Sweep Money Fund (Note 8) .............................................         39,973,542
                                                                                        ---------------
      Total cost of investments ....................................................    $ 1,958,576,959
                                                                                        ===============
      Value - Unaffiliated issuers .................................................    $ 2,251,128,013
      Value - Non-controlled affiliated issuers (Note 7) ...........................         53,690,832
      Value - Sweep Money Fund (Note 8) ............................................         39,973,542
                                                                                        ---------------
      Total value of investments ...................................................      2,344,792,387
   Receivables:
      Investment securities sold ...................................................            224,372
      Capital shares sold ..........................................................          4,643,994
      Dividends ....................................................................          3,426,231
                                                                                        ---------------
         Total assets ..............................................................      2,353,086,984
                                                                                        ---------------
Liabilities:
   Payables:
      Capital shares redeemed ......................................................          8,746,814
      Affiliates ...................................................................          3,574,887
   Accrued expenses and other liabilities ..........................................            174,186
                                                                                        ---------------
         Total liabilities .........................................................         12,495,887
                                                                                        ---------------
            Net assets, at value ...................................................    $ 2,340,591,097
                                                                                        ===============
Net assets consist of:
   Paid-in capital .................................................................    $ 1,931,059,514
   Undistributed net investment income .............................................         11,745,554
   Net unrealized appreciation (depreciation) ......................................        386,215,428
   Accumulated net realized gain (loss) ............................................         11,570,601
                                                                                        ---------------
            Net assets, at value ...................................................    $ 2,340,591,097
                                                                                        ===============


                         Annual Report | See notes to financial statements. | 21

FRANKLIN MANAGED TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2005

                                                                                        ---------------
                                                                                        FRANKLIN RISING
                                                                                         DIVIDENDS FUND
                                                                                        ---------------
CLASS A:
   Net assets, at value ............................................................    $ 1,480,741,729
                                                                                        ===============
   Shares outstanding ..............................................................         47,550,497
                                                                                        ===============
   Net asset value per share(a) ....................................................    $         31.14
                                                                                        ===============
   Maximum offering price per share (net asset value per share / 94.25%) ...........    $         33.04
                                                                                        ===============
CLASS B:
   Net assets, at value ............................................................    $   291,714,292
                                                                                        ===============
   Shares outstanding ..............................................................          9,490,335
                                                                                        ===============
   Net asset value and maximum offering price per share(a) .........................    $         30.74
                                                                                        ===============
CLASS C:
   Net assets, at value ............................................................    $   523,686,935
                                                                                        ===============
   Shares outstanding ..............................................................         17,061,309
                                                                                        ===============
   Net asset value and maximum offering price per share(a) .........................    $         30.69
                                                                                        ===============
CLASS R:
   Net assets, at value ............................................................    $    44,448,141
                                                                                        ===============
   Shares outstanding ..............................................................          1,432,884
                                                                                        ===============
   Net asset value and maximum offering price per share(a) .........................    $         31.02
                                                                                        ===============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

STATEMENT OF OPERATIONS
for the year ended September 30, 2005

                                                                                        ---------------
                                                                                        FRANKLIN RISING
                                                                                         DIVIDENDS FUND
                                                                                        ---------------
Investment income:
   Dividends:
      Unaffiliated issuers .........................................................    $    42,822,180
      Non-controlled affiliated issuers (Note 7) ...................................          2,159,293
      Sweep Money Fund (Note 8) ....................................................          1,741,001
   Other income (Note 9) ...........................................................             24,170
                                                                                        ---------------
         Total investment income                                                             46,746,644
                                                                                        ---------------
Expenses:
   Management fees (Note 3a) .......................................................         13,254,096
   Distribution fees (Note 3c)
      Class A ......................................................................          4,444,061
      Class B ......................................................................          3,100,115
      Class C ......................................................................          5,274,914
      Class R ......................................................................            213,066
   Transfer agent fees (Note 3e) ...................................................          4,072,522
   Accounting fees (Note 3b) .......................................................             40,000
   Custodian fees (Note 4) .........................................................             46,861
   Reports to shareholders .........................................................            255,564
   Registration and filing fees ....................................................            248,940
   Professional fees ...............................................................             51,012
   Trustees' fees and expenses .....................................................             98,093
   Other ...........................................................................             73,601
                                                                                        ---------------
         Total expenses ............................................................         31,172,845
         Expense reductions (Note 4) ...............................................               (670)
                                                                                        ---------------
            Net expenses ...........................................................         31,172,175
                                                                                        ---------------
               Net investment income ...............................................         15,574,469
                                                                                        ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .......................................         12,537,774
   Net change in unrealized appreciation (depreciation) on investments .............         40,420,461
                                                                                        ---------------
Net realized and unrealized gain (loss) ............................................         52,958,235
                                                                                        ---------------
Net increase (decrease) in net assets resulting from operations ....................    $    68,532,704
                                                                                        ===============


                         Annual Report | See notes to financial statements. | 23

FRANKLIN MANAGED TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    -----------------------------------
                                                                                      FRANKLIN RISING DIVIDENDS FUND
                                                                                    -----------------------------------
                                                                                         YEAR ENDED SEPTEMBER 30,
                                                                                          2005               2004
                                                                                    -----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ....................................................    $    15,574,469    $    17,124,887
      Net realized gain (loss) from investments ................................         12,537,774         16,873,434
      Net change in unrealized appreciation (depreciation) on investments ......         40,420,461        159,219,313
                                                                                    -----------------------------------
            Net increase (decrease) in net assets resulting from operations ....         68,532,704        193,217,634
                                                                                    -----------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...............................................................        (13,133,748)        (5,124,283)
         Class B ...............................................................         (1,538,997)          (529,986)
         Class C ...............................................................         (2,494,919)          (829,380)
         Class R ...............................................................           (371,084)          (121,804)
      Net realized gains:
         Class A ...............................................................        (10,247,353)        (1,235,098)
         Class B ...............................................................         (2,352,709)          (285,847)
         Class C ...............................................................         (3,846,333)          (472,640)
         Class R ...............................................................           (298,988)           (30,577)
                                                                                    -----------------------------------
   Total distributions to shareholders .........................................        (34,284,131)        (8,629,615)
                                                                                    -----------------------------------
   Capital share transactions: (Note 2)
         Class A ...............................................................        173,297,564        338,191,543
         Class B ...............................................................         (5,406,462)        90,333,139
         Class C ...............................................................         41,454,787        144,107,903
         Class R ...............................................................          7,395,599         14,169,576
                                                                                    -----------------------------------
   Total capital share transactions ............................................        216,741,488        586,802,161
                                                                                    -----------------------------------
   Redemption fees .............................................................              8,502              6,900
                                                                                    -----------------------------------
            Net increase (decrease) in net assets ..............................        250,998,563        771,397,080
Net assets:
   Beginning of year ...........................................................      2,089,592,534      1,318,195,454
                                                                                    -----------------------------------
   End of year .................................................................    $ 2,340,591,097    $ 2,089,592,534
                                                                                    ===================================
Undistributed net investment income included in net assets:
   End of year .................................................................    $    11,745,554    $    13,709,833
                                                                                    ===================================


24 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                              Annual Report | 25

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short-term redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


26 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2005, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                      -----------------------------------------------------------
                                                        YEAR ENDED SEPTEMBER 30,
                                                  2005                          2004
                                      -----------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                      -----------------------------------------------------------
CLASS A SHARES:
   Shares sold ....................    16,306,678   $  512,348,163   18,971,456   $  567,102,553
   Shares issued in reinvestment of
      distributions ...............       647,392       20,502,909      187,096        5,461,274
   Shares redeemed ................   (11,449,173)    (359,553,508)  (7,896,008)    (234,372,284)
                                      -----------------------------------------------------------
   Net increase (decrease) ........     5,504,897   $  173,297,564   11,262,544   $  338,191,543
                                      ===========================================================
CLASS B SHARES:
   Shares sold ....................     1,085,604   $   33,673,346    3,913,076   $  115,516,852
   Shares issued in reinvestment of
      distributions ...............       106,936        3,362,042       24,214          701,721
   Shares redeemed ................    (1,365,416)     (42,441,850)    (869,904)     (25,885,434)
                                      -----------------------------------------------------------
   Net increase (decrease) ........      (172,876)  $   (5,406,462)   3,067,386   $   90,333,139
                                      ===========================================================
CLASS C SHARES:
   Shares sold ....................     4,932,412   $  153,188,348    7,103,069   $  209,292,387
   Shares issued in reinvestment of
      distributions ...............       171,526        5,385,934       38,312        1,108,453
   Shares redeemed ................    (3,773,644)    (117,119,495)  (2,233,858)     (66,292,937)
                                      -----------------------------------------------------------
   Net increase (decrease) ........     1,330,294   $   41,454,787    4,907,523   $  144,107,903
                                      ===========================================================
CLASS R SHARES:
   Shares sold ....................       567,437   $   17,767,709      703,620   $   20,994,785
   Shares issued in reinvestment of
      distributions ...............        20,729          655,026        5,369          156,344
   Shares redeemed ................      (352,105)     (11,027,136)    (233,729)      (6,981,553)
                                      -----------------------------------------------------------
   Net increase (decrease) ........       236,061   $    7,395,599      475,260   $   14,169,576
                                      ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:


                                                              Annual Report | 27

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

---------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisory Services Inc. (Advisory Services)              Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin/Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
         0.750%          Up to and including $500 million
         0.625%          Over $500 million, up to and including $1 billion
         0.500%          In excess of $1 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Prior to February 1, 2005, the Fund reimbursed Distributors up to 0.50% per year of its average daily net assets of Class A. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ..............   1.00%
Class C ..............   1.00%
Class R ..............   0.50%


28 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charge received(a) ...................   $ 1,405,706
Contingent deferred sales charges retained .....   $   691,430

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $4,072,522, of which $2,456,805 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended September 30, 2005 and 2004, was as follows:

                                    --------------------------
                                        2005           2004
                                    --------------------------
Distributions paid from:
   Ordinary income ..............   $ 17,538,748   $ 6,605,453
   Long term capital gain .......     16,745,383     2,024,162
                                    --------------------------
                                    $ 34,284,131   $ 8,629,615
                                    ==========================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.


                                                              Annual Report | 29

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

5. INCOME TAXES (CONTINUED)

At September 30, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ............................   $ 1,959,527,514
                                                   ---------------

Unrealized appreciation ........................   $   504,562,700
Unrealized depreciation ........................      (119,297,827)
                                                   ---------------
Net unrealized appreciation (depreciation) .....   $   385,264,873
                                                   ===============

Undistributed ordinary income ..................   $    14,326,946
Undistributed long term capital gains ..........         9,939,764
                                                   ---------------
Distributable earnings .........................   $    24,266,710
                                                   ===============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2005, aggregated $327,465,942 and $80,342,900, respectively.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the year ended September 30, 2005 were as shown below.

--------------------------------------------------------------------------------------------------------------------------
                       NUMBER OF SHARES                               NUMBER OF                                  REALIZED
                      HELD AT BEGINNING     GROSS        GROSS     SHARES HELD AT     VALUE AT    INVESTMENT     CAPITAL
NAME OF ISSUER             OF YEAR        ADDITIONS   REDUCTIONS     END OF YEAR    END OF YEAR     INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical
   Services Inc. ...      1,809,600           --          --          1,809,600     $53,690,832    $796,224        $--

            TOTAL AFFILIATED SECURITIES (2.29% OF NET ASSETS)

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


30 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices described above. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate


                                                              Annual Report | 31

FRANKLIN MANAGED TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN RISING DIVIDENDS FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN MANAGED TRUST SAN MATEO, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 15, 2005


32 | Annual Report

FRANKLIN MANAGED TRUST

TAX DESIGNATION (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $9,956,381 as a capital gain dividend for the fiscal year ended September 30, 2005.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $44,981,473 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2005.


                                                              Annual Report | 33

FRANKLIN MANAGED TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF    FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK T. CROHN (1924)           Trustee          Since 1986   6                        Director, Unity Mutual Life Insurance
One Franklin Parkway                                                                   Company.
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance
Company (insurance and annuities) (until 1996); Chief Executive Officer, National Benefit Life Insurance Co. (insurance)
(1963-1982); and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------------------
BURTON J. GREENWALD (1929)      Trustee          Since 2001   13                       Director, Fiduciary Emerging Markets
One Franklin Parkway                                                                   Bond Fund PLC and Fiduciary
San Mateo, CA 94403-1906                                                               International Ireland Limited.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (1930)        Trustee          Since 1986   13                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (1925)            Trustee          Since 1986   13                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages personal investments); and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of the
Board, Carolace Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)           Trustee          Since 2004   13                       Director, El Oro and Exploration Co.,
One Franklin Parkway                                                                   p.l.c.; and FORMERLY, Director, El Oro
San Mateo, CA 94403-1906                                                               Mining and Exploration Company,
                                                                                       p.l.c and The Exploration Company,
                                                                                       p.l.c. (until 2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF    FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (1925)     Trustee,         Trustee and  15                       None
One Parker Plaza, 9th Floor     President and    President
Fort Lee, NJ 07024-2920         Chief Executive  since 1986
                                Officer -        and Chief
                                Investment       Executive
                                Management       Officer -
                                                 Investment
                                                 Management
                                                 since 2002

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Advisory Services, LLC; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of six of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)          Vice President   Since 1991   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief            Since 2004   Not Applicable           Not Applicable
One Franklin Parkway            Compliance
San Mateo, CA 94403-1906        Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer        Since 2004   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 32 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice      Since 2002   Not Applicable           Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief Executive
Fort Lauderdale, FL 33394-3091  Officer -
                                Finance and
                                Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF    FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President   Since 2000   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)         Vice President   Since 2000   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   Vice President   Since 1991   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)        Vice President   Since 2002   Not Applicable           Not Applicable
600 Fifth Avenue                - AML
Rockefeller Center              Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse SA, Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)        Vice President   Since 2000   Not Applicable           Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of
Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Counsel,
Franklin Resources, Inc.; Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited
(until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF    FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice             Since        Not Applicable           Not Applicable
One Franklin Parkway            President        October 2005
San Mateo, Ca 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Senior Vice President, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI)
(1997- 2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial  Since 2004   Not Applicable           Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** William J. Lippman is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK T. CROHN AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. CROHN, WHO CURRENTLY IS A DIRECTOR OF VARIOUS COMPANIES AND CHAIRS THE FUND'S AUDIT COMMITTEE, QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS BUSINESS BACKGROUND AND EXPERIENCE, WHICH INCLUDES SERVICE AS CHIEF EXECUTIVE OFFICER OF NATIONAL BENEFIT LIFE INSURANCE COMPANY (1963-1982), CHIEF EXECUTIVE OFFICER OF FINANCIAL BENEFIT LIFE INSURANCE COMPANY (1982-1996), AND SERVICE AS A DIRECTOR OF AMVESTORS FINANCIAL CORPORATION UNTIL 1997. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. CROHN HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. CROHN IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 37

FRANKLIN MANAGED TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


38 | Annual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                              Not part of the annual report

       [LOGO](R)
  FRANKLIN TEMPLETON                             One Franklin Parkway
      INVESTMENTS                                San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 A2005 11/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $20,500 for the fiscal year ended September 30, 2005 and $20,500 for the fiscal year ended September 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005